Intangible assets:	9 Months Ended
Dec. 31, 2011
Intangible assets:
Intangible assets:
10.	Intangible assets:

December 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$19,508	$727	$18,781
Technology	6,380	1,122	5,258
Customer contracts	13,334	815	12,519
Non-compete agreement	37	13	24

	$39,259	$2,677	$36,582

March 31, 2011	Cost	Accumulated amortization	Net book value
Patents and trademarks	$3,273	$125	$3,148
Technology	2,059	190	1,869
Customer contracts	1,970	159	1,811
Non-compete agreement	37	6	31

	$7,339	$480	$6,859

During the nine months ended December 31, 2011 and the years ended March 31, 2011 and 2010, amortization of $1,806, $592 and $131, respectively, was recognized in the statement of operations.

The expected amortization of intangible assets for fiscal year 2012 to 2016 is $3,381 per year.